Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
Entity Central Index Key	0001083387
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class A
Trading Symbol	KINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$231	1.64%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 76.44% outperforming benchmarks S&P 500 Index and the NASDAQ Composite Index which posted 25.02% and 28.64%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. Additionally, the Fund benefited from strong gains in “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to blockchain and cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	76.00	25.31	15.66
Advisor Class A (with sales charge)	65.87	23.83	14.98
S&P 500 TR	25.02	14.53	13.10
NASDAQ Composite Total Return Index	29.57	17.49	16.20
NASDAQ Composite Index Price	28.64	16.57	15.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 331,557,134
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 3,259,047
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$331,557,134
Number of Holdings	30
Net Advisory Fee	$3,259,047
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	57.3%
Mining, Quarrying, and Oil and Gas Extraction	22.1%
Professional, Scientific, and Technical Services	4.9%
Information	1.6%
Management of Companies and Enterprises	0.7%
Real Estate	0.3%
Entertainment	0.1%
Arts, Entertainment, and Recreation	0.1%
Media	0.0%
Retail Trade	0.0%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust ETF	47.8%
Texas Pacific Land Corp.	21.0%
Grayscale Bitcoin Mini Trust ETF	5.4%
CACI International, Inc.	4.9%
OTC Markets Group, Inc. - Class A	1.9%
Landbridge Co. LLC	1.0%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class C
Trading Symbol	KINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$290	2.14%

Expenses Paid, Amount	$ 290
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 76.44% outperforming benchmarks S&P 500 Index and the NASDAQ Composite Index which posted 25.02% and 28.64%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. Additionally, the Fund benefited from strong gains in “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to blockchain and cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	75.11	24.68	15.08
Advisor Class C (with sales charge)	74.11	24.68	15.08
S&P 500 TR	25.02	14.53	13.10
NASDAQ Composite Total Return Index	29.57	17.49	16.20
NASDAQ Composite Index Price	28.64	16.57	15.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 331,557,134
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 3,259,047
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$331,557,134
Number of Holdings	30
Net Advisory Fee	$3,259,047
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	57.3%
Mining, Quarrying, and Oil and Gas Extraction	22.1%
Professional, Scientific, and Technical Services	4.9%
Information	1.6%
Management of Companies and Enterprises	0.7%
Real Estate	0.3%
Entertainment	0.1%
Arts, Entertainment, and Recreation	0.1%
Media	0.0%
Retail Trade	0.0%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust ETF	47.8%
Texas Pacific Land Corp.	21.0%
Grayscale Bitcoin Mini Trust ETF	5.4%
CACI International, Inc.	4.9%
OTC Markets Group, Inc. - Class A	1.9%
Landbridge Co. LLC	1.0%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	No Load Class
Trading Symbol	WWWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$202	1.39%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 76.44% outperforming benchmarks S&P 500 Index and the NASDAQ Composite Index which posted 25.02% and 28.64%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. Additionally, the Fund benefited from strong gains in “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to blockchain and cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	76.44	25.62	15.95
S&P 500 TR	25.02	14.53	13.10
NASDAQ Composite Total Return Index	29.57	17.49	16.20
NASDAQ Composite Index Price	28.64	16.57	15.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 331,557,134
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 3,259,047
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$331,557,134
Number of Holdings	30
Net Advisory Fee	$3,259,047
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Finance and Insurance	57.3%
Mining, Quarrying, and Oil and Gas Extraction	22.1%
Professional, Scientific, and Technical Services	4.9%
Information	1.6%
Management of Companies and Enterprises	0.7%
Real Estate	0.3%
Entertainment	0.1%
Arts, Entertainment, and Recreation	0.1%
Media	0.0%
Retail Trade	0.0%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust ETF	47.8%
Texas Pacific Land Corp.	21.0%
Grayscale Bitcoin Mini Trust ETF	5.4%
CACI International, Inc.	4.9%
OTC Markets Group, Inc. - Class A	1.9%
Landbridge Co. LLC	1.0%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class A
Trading Symbol	KGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$192	1.64%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund posted 72.16%, significantly outperforming the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
Blockchain and cryptocurrency contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape. The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	71.69	20.98	13.45
Advisor Class A (with sales charge)	61.80	19.57	12.79
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 49,640,955
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 181,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$49,640,955
Number of Holdings	67
Net Advisory Fee	$181,178
Portfolio Turnover	34%

Holdings [Text Block]

Top Sectors(% of Net Assets)
Finance and Insurance	31.7%
Mining, Quarrying, and Oil and Gas Extraction	26.6%
Management of Companies and Enterprises	7.0%
Entertainment	1.9%
Real Estate and Rental and Leasing	1.2%
Transportation and Warehousing	1.2%
Professional, Scientific and Technical Services	0.6%
Media	0.5%
Real Estate	0.3%
Accommodation and Food Services	0.2%

Top 10 Issuers(% of Net Assets)
Grayscale Bitcoin Trust ETF	22.9%
Texas Pacific Land Corp.	19.2%
White Mountains Insurance Group Ltd.	4.1%
Landbridge Co. LLC	4.0%
Grayscale Bitcoin Mini Trust ETF	2.6%
IG Port, Inc.	1.9%
Galaxy Digital Holdings Ltd.	1.5%
GAMCO Investors, Inc.	1.3%
Wheaton Precious Metals Corp.	1.2%
Mesabi Trust	1.2%

Top Ten Countries(% of Net Assets)
United States	61.7%
Canada	5.7%
Japan	2.5%
United Kingdom	1.0%
Sweden	0.5%
Germany	0.3%
Cayman Islands	0.3%
Netherlands	0.3%
Brazil	0.1%
Greece	0.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class C
Trading Symbol	KGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$250	2.14%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund posted 72.16%, significantly outperforming the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
Blockchain and cryptocurrency contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape. The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	70.97	20.37	12.77
Advisor Class C (with sales charge)	69.97	20.37	12.77
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 49,640,955
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 181,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$49,640,955
Number of Holdings	67
Net Advisory Fee	$181,178
Portfolio Turnover	34%

Holdings [Text Block]

Top Sectors(% of Net Assets)
Finance and Insurance	31.7%
Mining, Quarrying, and Oil and Gas Extraction	26.6%
Management of Companies and Enterprises	7.0%
Entertainment	1.9%
Real Estate and Rental and Leasing	1.2%
Transportation and Warehousing	1.2%
Professional, Scientific and Technical Services	0.6%
Media	0.5%
Real Estate	0.3%
Accommodation and Food Services	0.2%

Top 10 Issuers(% of Net Assets)
Grayscale Bitcoin Trust ETF	22.9%
Texas Pacific Land Corp.	19.2%
White Mountains Insurance Group Ltd.	4.1%
Landbridge Co. LLC	4.0%
Grayscale Bitcoin Mini Trust ETF	2.6%
IG Port, Inc.	1.9%
Galaxy Digital Holdings Ltd.	1.5%
GAMCO Investors, Inc.	1.3%
Wheaton Precious Metals Corp.	1.2%
Mesabi Trust	1.2%

Top Ten Countries(% of Net Assets)
United States	61.7%
Canada	5.7%
Japan	2.5%
United Kingdom	1.0%
Sweden	0.5%
Germany	0.3%
Cayman Islands	0.3%
Netherlands	0.3%
Brazil	0.1%
Greece	0.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	No Load Class
Trading Symbol	WWWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$163	1.39%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund posted 72.16%, significantly outperforming the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
Blockchain and cryptocurrency contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape. The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	72.16	21.25	13.61
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 49,640,955
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 181,178
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$49,640,955
Number of Holdings	67
Net Advisory Fee	$181,178
Portfolio Turnover	34%

Holdings [Text Block]

Top Sectors(% of Net Assets)
Finance and Insurance	31.7%
Mining, Quarrying, and Oil and Gas Extraction	26.6%
Management of Companies and Enterprises	7.0%
Entertainment	1.9%
Real Estate and Rental and Leasing	1.2%
Transportation and Warehousing	1.2%
Professional, Scientific and Technical Services	0.6%
Media	0.5%
Real Estate	0.3%
Accommodation and Food Services	0.2%

Top 10 Issuers(% of Net Assets)
Grayscale Bitcoin Trust ETF	22.9%
Texas Pacific Land Corp.	19.2%
White Mountains Insurance Group Ltd.	4.1%
Landbridge Co. LLC	4.0%
Grayscale Bitcoin Mini Trust ETF	2.6%
IG Port, Inc.	1.9%
Galaxy Digital Holdings Ltd.	1.5%
GAMCO Investors, Inc.	1.3%
Wheaton Precious Metals Corp.	1.2%
Mesabi Trust	1.2%

Top Ten Countries(% of Net Assets)
United States	61.7%
Canada	5.7%
Japan	2.5%
United Kingdom	1.0%
Sweden	0.5%
Germany	0.3%
Cayman Islands	0.3%
Netherlands	0.3%
Brazil	0.1%
Greece	0.1%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class A
Trading Symbol	KNPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$234	1.89%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load share class posted 88.47% and significantly outperformed the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (Ticker: TPL) was the largest contributor to returns.
The Fund’s top detractor: Howard Hughes Holdings Inc (Ticker: HHH) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	88.00	23.32	17.28
Advisor Class A (with sales charge)	77.18	21.87	16.58
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,331,836,958
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 12,443,785
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,331,836,958
Number of Holdings	53
Net Advisory Fee	$12,443,785
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	73.6%
Finance and Insurance	16.2%
Arts, Entertainment, and Recreation	2.1%
Real Estate and Rental and Leasing	1.8%
Information	1.3%
Professional, Scientific and Technical Services	0.9%
Management of Companies and Enterprises	0.8%
Food Services and Drinking Places	0.4%
Management, Scientific, and Technical Consulting	0.4%
Accommodation and Food Services	0.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	67.7%
Grayscale Bitcoin Trust ETF	10.8%
Landbridge Co. LLC	4.4%
Brookfield Corp.	2.8%
Live Nation Entertainment, Inc.	2.1%
Howard Hughes Holdings, Inc.	1.4%
Franco-Nevada Corp.	1.3%
Grayscale Bitcoin Mini Trust ETF	1.2%
CACI International, Inc.	0.9%
Cboe Global Markets, Inc.	0.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class C
Trading Symbol	KNPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$295	2.39%

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load share class posted 88.47% and significantly outperformed the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (Ticker: TPL) was the largest contributor to returns.
The Fund’s top detractor: Howard Hughes Holdings Inc (Ticker: HHH) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	87.06	22.71	16.69
Advisor Class C (with sales charge)	86.06	22.71	16.69
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,331,836,958
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 12,443,785
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,331,836,958
Number of Holdings	53
Net Advisory Fee	$12,443,785
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	73.6%
Finance and Insurance	16.2%
Arts, Entertainment, and Recreation	2.1%
Real Estate and Rental and Leasing	1.8%
Information	1.3%
Professional, Scientific and Technical Services	0.9%
Management of Companies and Enterprises	0.8%
Food Services and Drinking Places	0.4%
Management, Scientific, and Technical Consulting	0.4%
Accommodation and Food Services	0.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	67.7%
Grayscale Bitcoin Trust ETF	10.8%
Landbridge Co. LLC	4.4%
Brookfield Corp.	2.8%
Live Nation Entertainment, Inc.	2.1%
Howard Hughes Holdings, Inc.	1.4%
Franco-Nevada Corp.	1.3%
Grayscale Bitcoin Mini Trust ETF	1.2%
CACI International, Inc.	0.9%
Cboe Global Markets, Inc.	0.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Institutional Class
Trading Symbol	KNPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$178	1.44%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load share class posted 88.47% and significantly outperformed the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (Ticker: TPL) was the largest contributor to returns.
The Fund’s top detractor: Howard Hughes Holdings Inc (Ticker: HHH) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	88.83	23.88	17.81
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,331,836,958
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 12,443,785
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,331,836,958
Number of Holdings	53
Net Advisory Fee	$12,443,785
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	73.6%
Finance and Insurance	16.2%
Arts, Entertainment, and Recreation	2.1%
Real Estate and Rental and Leasing	1.8%
Information	1.3%
Professional, Scientific and Technical Services	0.9%
Management of Companies and Enterprises	0.8%
Food Services and Drinking Places	0.4%
Management, Scientific, and Technical Consulting	0.4%
Accommodation and Food Services	0.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	67.7%
Grayscale Bitcoin Trust ETF	10.8%
Landbridge Co. LLC	4.4%
Brookfield Corp.	2.8%
Live Nation Entertainment, Inc.	2.1%
Howard Hughes Holdings, Inc.	1.4%
Franco-Nevada Corp.	1.3%
Grayscale Bitcoin Mini Trust ETF	1.2%
CACI International, Inc.	0.9%
Cboe Global Markets, Inc.	0.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	No Load Class
Trading Symbol	WWNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$203	1.64%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load share class posted 88.47% and significantly outperformed the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (Ticker: TPL) was the largest contributor to returns.
The Fund’s top detractor: Howard Hughes Holdings Inc (Ticker: HHH) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	88.47	23.63	17.57
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,331,836,958
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 12,443,785
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,331,836,958
Number of Holdings	53
Net Advisory Fee	$12,443,785
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	73.6%
Finance and Insurance	16.2%
Arts, Entertainment, and Recreation	2.1%
Real Estate and Rental and Leasing	1.8%
Information	1.3%
Professional, Scientific and Technical Services	0.9%
Management of Companies and Enterprises	0.8%
Food Services and Drinking Places	0.4%
Management, Scientific, and Technical Consulting	0.4%
Accommodation and Food Services	0.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	67.7%
Grayscale Bitcoin Trust ETF	10.8%
Landbridge Co. LLC	4.4%
Brookfield Corp.	2.8%
Live Nation Entertainment, Inc.	2.1%
Howard Hughes Holdings, Inc.	1.4%
Franco-Nevada Corp.	1.3%
Grayscale Bitcoin Mini Trust ETF	1.2%
CACI International, Inc.	0.9%
Cboe Global Markets, Inc.	0.9%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$225	1.89%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 68.52% and significantly outperformed benchmarks S&P 600 Small Cap Index and S&P 500 Index which posted 8.70% and 25.02%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. The Fund also benefitted from exposure to a “Defense Technology” company that provides essential surveillance, communications and encryption/security for the federal government.
POSITIONING
The portfolio remains focused on companies within the broader universe of value companies in the hard asset realm and seeks opportunities in small capitalization issuers with the potential to expand to higher valuations either through revaluation, growth or a combination thereof. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Inter Parfums, Inc (“IPAR”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	68.10	23.57	17.45
Advisor Class A (with sales charge)	58.44	22.11	16.75
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 TR	8.70	8.36	8.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 465,795,726
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 4,073,747
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$465,795,726
Number of Holdings	56
Net Advisory Fee	$4,073,747
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	59.1%
Finance and Insurance	7.2%
Professional, Scientific and Technical Services	4.9%
Management of Companies and Enterprises	3.2%
Accommodation and Food Services	2.7%
Real Estate	2.6%
Manufacturing	1.6%
Management, Scientific, and Technical Consulting	1.6%
Real Estate and Rental and Leasing	0.8%
Arts, Entertainment, and Recreation	0.7%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.2%
Landbridge Co. LLC	5.5%
Grayscale Bitcoin Trust ETF	4.8%
CACI International, Inc.	4.3%
Civeo Corp.	2.7%
DREAM Unlimited Corp.	2.3%
Carnival Corp.	1.6%
Interparfums, Inc.	1.5%
Associated Capital Group, Inc.	1.4%
Urbana Corp.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$284	2.39%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 68.52% and significantly outperformed benchmarks S&P 600 Small Cap Index and S&P 500 Index which posted 8.70% and 25.02%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. The Fund also benefitted from exposure to a “Defense Technology” company that provides essential surveillance, communications and encryption/security for the federal government.
POSITIONING
The portfolio remains focused on companies within the broader universe of value companies in the hard asset realm and seeks opportunities in small capitalization issuers with the potential to expand to higher valuations either through revaluation, growth or a combination thereof. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Inter Parfums, Inc (“IPAR”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	67.25	22.95	16.86
Advisor Class C (with sales charge)	66.25	22.95	16.86
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 TR	8.70	8.36	8.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 465,795,726
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 4,073,747
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$465,795,726
Number of Holdings	56
Net Advisory Fee	$4,073,747
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	59.1%
Finance and Insurance	7.2%
Professional, Scientific and Technical Services	4.9%
Management of Companies and Enterprises	3.2%
Accommodation and Food Services	2.7%
Real Estate	2.6%
Manufacturing	1.6%
Management, Scientific, and Technical Consulting	1.6%
Real Estate and Rental and Leasing	0.8%
Arts, Entertainment, and Recreation	0.7%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.2%
Landbridge Co. LLC	5.5%
Grayscale Bitcoin Trust ETF	4.8%
CACI International, Inc.	4.3%
Civeo Corp.	2.7%
DREAM Unlimited Corp.	2.3%
Carnival Corp.	1.6%
Interparfums, Inc.	1.5%
Associated Capital Group, Inc.	1.4%
Urbana Corp.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$172	1.44%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 68.52% and significantly outperformed benchmarks S&P 600 Small Cap Index and S&P 500 Index which posted 8.70% and 25.02%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. The Fund also benefitted from exposure to a “Defense Technology” company that provides essential surveillance, communications and encryption/security for the federal government.
POSITIONING
The portfolio remains focused on companies within the broader universe of value companies in the hard asset realm and seeks opportunities in small capitalization issuers with the potential to expand to higher valuations either through revaluation, growth or a combination thereof. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Inter Parfums, Inc (“IPAR”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	68.85	24.13	17.98
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 TR	8.70	8.36	8.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 465,795,726
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 4,073,747
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$465,795,726
Number of Holdings	56
Net Advisory Fee	$4,073,747
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	59.1%
Finance and Insurance	7.2%
Professional, Scientific and Technical Services	4.9%
Management of Companies and Enterprises	3.2%
Accommodation and Food Services	2.7%
Real Estate	2.6%
Manufacturing	1.6%
Management, Scientific, and Technical Consulting	1.6%
Real Estate and Rental and Leasing	0.8%
Arts, Entertainment, and Recreation	0.7%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.2%
Landbridge Co. LLC	5.5%
Grayscale Bitcoin Trust ETF	4.8%
CACI International, Inc.	4.3%
Civeo Corp.	2.7%
DREAM Unlimited Corp.	2.3%
Carnival Corp.	1.6%
Interparfums, Inc.	1.5%
Associated Capital Group, Inc.	1.4%
Urbana Corp.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	No Load Class
Trading Symbol	KSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$195	1.64%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 68.52% and significantly outperformed benchmarks S&P 600 Small Cap Index and S&P 500 Index which posted 8.70% and 25.02%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. The Fund also benefitted from exposure to a “Defense Technology” company that provides essential surveillance, communications and encryption/security for the federal government.
POSITIONING
The portfolio remains focused on companies within the broader universe of value companies in the hard asset realm and seeks opportunities in small capitalization issuers with the potential to expand to higher valuations either through revaluation, growth or a combination thereof. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Inter Parfums, Inc (“IPAR”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	68.52	23.88	17.74
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 TR	8.70	8.36	8.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 465,795,726
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 4,073,747
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$465,795,726
Number of Holdings	56
Net Advisory Fee	$4,073,747
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	59.1%
Finance and Insurance	7.2%
Professional, Scientific and Technical Services	4.9%
Management of Companies and Enterprises	3.2%
Accommodation and Food Services	2.7%
Real Estate	2.6%
Manufacturing	1.6%
Management, Scientific, and Technical Consulting	1.6%
Real Estate and Rental and Leasing	0.8%
Arts, Entertainment, and Recreation	0.7%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.2%
Landbridge Co. LLC	5.5%
Grayscale Bitcoin Trust ETF	4.8%
CACI International, Inc.	4.3%
Civeo Corp.	2.7%
DREAM Unlimited Corp.	2.3%
Carnival Corp.	1.6%
Interparfums, Inc.	1.5%
Associated Capital Group, Inc.	1.4%
Urbana Corp.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$200	1.65%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 84.08%, significantly outperforming benchmarks S&P 500 Index and MSCI EAFE Index which posted 25.02% and 3.82%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	83.60	24.29	17.84
Advisor Class A (with sales charge)	73.04	22.83	17.15
S&P 500 TR	25.02	14.53	13.10
MSCI EAFE Net (USD)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 223,495,159
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 1,535,281
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$223,495,159
Number of Holdings	69
Net Advisory Fee	$1,535,281
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	58.2%
Finance and Insurance	30.2%
Management of Companies and Enterprises	3.3%
Information	1.5%
Transportation and Warehousing	0.6%
Real Estate	0.3%
Global Exchanges	0.1%
Professional, Scientific and Technical Services	0.1%
Live Sports (Spectator Sports)	0.1%
Industrial	0.1%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
Grayscale Bitcoin Trust ETF	19.8%
Partners Value Investments LP	2.6%
Grayscale Bitcoin Mini Trust ETF	2.2%
Landbridge Co. LLC	2.0%
White Mountains Insurance Group Ltd.	1.2%
Associated Capital Group, Inc.	1.2%
Intercontinental Exchange, Inc.	0.9%
Urbana Corp.	0.8%
Wheaton Precious Metals Corp.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$261	2.15%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 84.08%, significantly outperforming benchmarks S&P 500 Index and MSCI EAFE Index which posted 25.02% and 3.82%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	82.65	23.66	17.25
Advisor Class C (with sales charge)	81.65	23.66	17.25
S&P 500 TR	25.02	14.53	13.10
MSCI EAFE Net (USD)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 223,495,159
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 1,535,281
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$223,495,159
Number of Holdings	69
Net Advisory Fee	$1,535,281
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	58.2%
Finance and Insurance	30.2%
Management of Companies and Enterprises	3.3%
Information	1.5%
Transportation and Warehousing	0.6%
Real Estate	0.3%
Global Exchanges	0.1%
Professional, Scientific and Technical Services	0.1%
Live Sports (Spectator Sports)	0.1%
Industrial	0.1%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
Grayscale Bitcoin Trust ETF	19.8%
Partners Value Investments LP	2.6%
Grayscale Bitcoin Mini Trust ETF	2.2%
Landbridge Co. LLC	2.0%
White Mountains Insurance Group Ltd.	1.2%
Associated Capital Group, Inc.	1.2%
Intercontinental Exchange, Inc.	0.9%
Urbana Corp.	0.8%
Wheaton Precious Metals Corp.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KMKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.20%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 84.08%, significantly outperforming benchmarks S&P 500 Index and MSCI EAFE Index which posted 25.02% and 3.82%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	84.40	24.84	18.38
S&P 500 TR	25.02	14.53	13.10
MSCI EAFE Net (USD)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 223,495,159
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 1,535,281
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$223,495,159
Number of Holdings	69
Net Advisory Fee	$1,535,281
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	58.2%
Finance and Insurance	30.2%
Management of Companies and Enterprises	3.3%
Information	1.5%
Transportation and Warehousing	0.6%
Real Estate	0.3%
Global Exchanges	0.1%
Professional, Scientific and Technical Services	0.1%
Live Sports (Spectator Sports)	0.1%
Industrial	0.1%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
Grayscale Bitcoin Trust ETF	19.8%
Partners Value Investments LP	2.6%
Grayscale Bitcoin Mini Trust ETF	2.2%
Landbridge Co. LLC	2.0%
White Mountains Insurance Group Ltd.	1.2%
Associated Capital Group, Inc.	1.2%
Intercontinental Exchange, Inc.	0.9%
Urbana Corp.	0.8%
Wheaton Precious Metals Corp.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	No Load Class
Trading Symbol	KMKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$170	1.40%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 84.08%, significantly outperforming benchmarks S&P 500 Index and MSCI EAFE Index which posted 25.02% and 3.82%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	84.08	24.59	18.14
S&P 500 TR	25.02	14.53	13.10
MSCI EAFE Net (USD)	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 223,495,159
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 1,535,281
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$223,495,159
Number of Holdings	69
Net Advisory Fee	$1,535,281
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	58.2%
Finance and Insurance	30.2%
Management of Companies and Enterprises	3.3%
Information	1.5%
Transportation and Warehousing	0.6%
Real Estate	0.3%
Global Exchanges	0.1%
Professional, Scientific and Technical Services	0.1%
Live Sports (Spectator Sports)	0.1%
Industrial	0.1%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
Grayscale Bitcoin Trust ETF	19.8%
Partners Value Investments LP	2.6%
Grayscale Bitcoin Mini Trust ETF	2.2%
Landbridge Co. LLC	2.0%
White Mountains Insurance Group Ltd.	1.2%
Associated Capital Group, Inc.	1.2%
Intercontinental Exchange, Inc.	0.9%
Urbana Corp.	0.8%
Wheaton Precious Metals Corp.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Multi-Disciplinary Income Fund
Class Name	No Load Class
Trading Symbol	KMDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Multi-Disciplinary Income Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 7.05%, driven by its re-positioning of its portfolio investment mix (during 2023) to include only high-quality collateralized loan obligation (“CLO”) debt tranche investments.
WHAT FACTORS INFLUENCED PERFORMANCE
The CLO debt tranches held by the Fund generated current cash income and avoided significant interest rate risks inherent in more traditional fixed income investment strategies. The Fund also benefited from fewer than anticipated interest rate cuts by the Federal Reserve in 2024.
POSITIONING
The Fund’s investments include only AAA and AA rated CLO debt tranches. During 2024, the Fund increased its portfolio weighing of AA rated CLO debt given the higher yields and the minimal incremental credit risk relative to AAA rated CLO debt.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance, specifically due to the increase in the Funds weighing of AA debt investments during 2024 and the overall credit performance of the Fund’s investments. The Fund also benefited from the floating rate structure of its CLO investments.
The Fund’s top detractor: The Fund suffered no impairment related losses in any investment during the year due to any credit event.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	7.05	1.88	2.98
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.35
Bloomberg U.S. High Yield Corporate Bond Index	8.19	4.21	5.17
CBOE S&P 500 PutWrite Index (PUT)	17.84	9.12	7.70
Cboe S&P 500 BuyWrite Monthly Index	20.12	6.88	6.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 13,628,238
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$13,628,238
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	37%
Average Credit Quality	AAA
Effective Duration	2 Yrs
30-Day SEC Yield	6.20%
30-Day SEC Yield Unsubsidized	5.62%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Asset Backed Securities	91.1%

Top 10 Issuers	(% of Net Assets)
Sound Point CLO Ltd. 2024-39A, AA tranche	7.5%
Babson CLO Ltd./Cayman Islands 2023-1A, AAA tranche	4.1%
Sound Point CLO Ltd. 2017-3A, AAA tranche	3.9%
Venture CDO Ltd. 2023-48A, AA tranche	3.8%
Fort Washington CLO 2019-1A, AA tranche	3.8%
Magnetite CLO Ltd. 2023-37A, AA tranche	3.8%
ICG US CLO Ltd. 2023-1A, AA tranche	3.8%
37 Capital CLO 2023-1A, AAA tranche	3.8%
Rad CLO 2023-20A, AA tranche	3.8%
Battery Park CLO 2022-1A, AAA tranche	3.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class A
Trading Symbol	LSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$181	1.50%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 82.86%, significantly outperforming its benchmark S&P 500 Index, which posted 25.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers. The Fund also benefited from exposure to a niche Industrial supplier to the HVAC/R (heating, ventilation, air conditioning and refrigeration) market. These end markets have sustained secular growth trends which arose during the pandemic recovery.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	82.36	25.14	15.50
Advisor Class A (with sales charge)	71.91	23.67	14.82
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 36,632,373
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 150,643
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,632,373
Number of Holdings	36
Net Advisory Fee	$150,643
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	79.9%
Manufacturing	5.6%
Management of Companies and Enterprises	3.9%
Finance and Insurance	3.6%
Accommodation and Food Services	1.2%
Real Estate and Rental and Leasing	1.0%
Information	0.9%
Real Estate	0.2%
Utilities	0.0%
Media	0.0%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	74.8%
CSW Industrials, Inc.	5.2%
Landbridge Co. LLC	5.0%
Associated Capital Group, Inc.	3.2%
GAMCO Investors, Inc.	2.6%
Civeo Corp.	1.2%
Liberty Media Corp.-Liberty Formula One	0.7%
PrairieSky Royalty Ltd.	0.6%
Grayscale Bitcoin Mini Trust ETF	0.4%
Bakkt Holdings, Inc.	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class C
Trading Symbol	LSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$271	2.25%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 82.86%, significantly outperforming its benchmark S&P 500 Index, which posted 25.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers. The Fund also benefited from exposure to a niche Industrial supplier to the HVAC/R (heating, ventilation, air conditioning and refrigeration) market. These end markets have sustained secular growth trends which arose during the pandemic recovery.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	81.04	24.22	14.64
Advisor Class C (with sales charge)	80.04	24.22	14.64
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 36,632,373
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 150,643
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,632,373
Number of Holdings	36
Net Advisory Fee	$150,643
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	79.9%
Manufacturing	5.6%
Management of Companies and Enterprises	3.9%
Finance and Insurance	3.6%
Accommodation and Food Services	1.2%
Real Estate and Rental and Leasing	1.0%
Information	0.9%
Real Estate	0.2%
Utilities	0.0%
Media	0.0%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	74.8%
CSW Industrials, Inc.	5.2%
Landbridge Co. LLC	5.0%
Associated Capital Group, Inc.	3.2%
GAMCO Investors, Inc.	2.6%
Civeo Corp.	1.2%
Liberty Media Corp.-Liberty Formula One	0.7%
PrairieSky Royalty Ltd.	0.6%
Grayscale Bitcoin Mini Trust ETF	0.4%
Bakkt Holdings, Inc.	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Institutional Class
Trading Symbol	LSHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$151	1.25%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 82.86%, significantly outperforming its benchmark S&P 500 Index, which posted 25.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers. The Fund also benefited from exposure to a niche Industrial supplier to the HVAC/R (heating, ventilation, air conditioning and refrigeration) market. These end markets have sustained secular growth trends which arose during the pandemic recovery.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	82.86	25.47	15.79
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 36,632,373
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 150,643
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,632,373
Number of Holdings	36
Net Advisory Fee	$150,643
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	79.9%
Manufacturing	5.6%
Management of Companies and Enterprises	3.9%
Finance and Insurance	3.6%
Accommodation and Food Services	1.2%
Real Estate and Rental and Leasing	1.0%
Information	0.9%
Real Estate	0.2%
Utilities	0.0%
Media	0.0%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	74.8%
CSW Industrials, Inc.	5.2%
Landbridge Co. LLC	5.0%
Associated Capital Group, Inc.	3.2%
GAMCO Investors, Inc.	2.6%
Civeo Corp.	1.2%
Liberty Media Corp.-Liberty Formula One	0.7%
PrairieSky Royalty Ltd.	0.6%
Grayscale Bitcoin Mini Trust ETF	0.4%
Bakkt Holdings, Inc.	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	No Load Class
Trading Symbol	LSHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$175	1.45%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 82.86%, significantly outperforming its benchmark S&P 500 Index, which posted 25.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers. The Fund also benefited from exposure to a niche Industrial supplier to the HVAC/R (heating, ventilation, air conditioning and refrigeration) market. These end markets have sustained secular growth trends which arose during the pandemic recovery.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/11/2017)
No Load Class (without sales charge)	82.47	25.25	20.96
S&P 500 TR	25.02	14.53	13.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information. Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 36,632,373
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 150,643
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,632,373
Number of Holdings	36
Net Advisory Fee	$150,643
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	79.9%
Manufacturing	5.6%
Management of Companies and Enterprises	3.9%
Finance and Insurance	3.6%
Accommodation and Food Services	1.2%
Real Estate and Rental and Leasing	1.0%
Information	0.9%
Real Estate	0.2%
Utilities	0.0%
Media	0.0%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	74.8%
CSW Industrials, Inc.	5.2%
Landbridge Co. LLC	5.0%
Associated Capital Group, Inc.	3.2%
GAMCO Investors, Inc.	2.6%
Civeo Corp.	1.2%
Liberty Media Corp.-Liberty Formula One	0.7%
PrairieSky Royalty Ltd.	0.6%
Grayscale Bitcoin Mini Trust ETF	0.4%
Bakkt Holdings, Inc.	0.4%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/